Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Basic Terms of Share Plans	The following table sets forth the basic terms of these share plans:

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
2022-2025[4]	Annual Award	1/4: 12 months[1]	Select employees as
		1/4: 24 months[1]	annual performance-based
		1/4: 36 months[1]	compensation
		1/4: 48 months[1]	(CB/IB/CRU and InstVV MRTs)
	Annual Award	1/3: 12 months[1]	Select employees as
		1/3: 24 months[1]	annual performance-based
		1/3: 36 months[1]	compensation (non-CB/IB/CRU)
	Annual Award	1/5: 12 months[1]	Select employees as
		1/5: 24 months[1]	annual performance-based
		1/5: 36 months[1]	compensation (Senior Management)
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
	Annual Award – Upfront	Vesting immediately at grant[3]	Selected employees
2019-2021[4]	Annual Award	1/4: 12 months[1]	Select employees as
		1/4: 24 months[1]	annual performance-based
		1/4: 36 months[1]	compensation
		1/4: 48 months[1]	(CB/IB/CRU and InstVV MRTs in a Material Business Unit)[2]
	Annual Award	1/3: 12 months[1]	Select employees as
		1/3: 24 months[1]	annual performance-based
		1/3: 36 months[1]	compensation (non-CB/IB/CRU)[2]
	Annual Award	1/5: 12 months[1]	Select employees as
		1/5: 24 months[1]	annual performance-based
		1/5: 36 months[1]	compensation (Senior Management)
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire/Off-Cycle[5]	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
	Annual Award – Upfront	Vesting immediately at grant[3]	Regulated employees
[1]For InstVV-regulated employees (and Senior Management) a further retention period of twelve months applies
[2]For grant year 2019 divisions were called CIB, for grant years 2020 and 2021 CIB is split into CB/IB/CRU
[3]Share delivery takes place after a further retention period of twelve months
[4]Annual and Retention/New Hire awards include grants made under the Restricted Share Plan from 2019-2025
[5]Off-Cycle awards granted up to 2020

Movements in Share Award Units	The following table sets out the movements in share award units, including grants under the cash plan variant of the
Deutsche Bank Equity Plan.

Share units (in thousands)	2025	2024
Balance outstanding as of January 01	116,589	128,628
Granted	33,457	41,167
Released	(44,091)	(50,015)
Forfeited	(2,844)	(3,491)
Other movements	78	300
Balance outstanding as of December 31	103,189	116,589

Awards Granted Released and Remaining	The following table sets out key information regarding awards granted, released and remaining in the year.

	2025			2024
	Weighted average fair value per award granted in year	Weighted average share price at release in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in year	Weighted average share price at release in year	Weighted average remaining contractual life in years
DB Equity Plan	€17.47	€21.77	1.35	€10.30	€12.92	1.4

DWS Basic Terms of Share Plans	The following table sets forth the basic terms of the DWS share-based plans:

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
2024-2025	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Annual Award - Upfront	Vesting immediately at grant[1]	Regulated employees
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
2023	Annual Awards	1/4: 12 months[1]	Select employees as annual
		1/4: 24 months[1]	performance-based
		1/4: 36 months[1]	compensation (InstVV MRTs)
1/4: 48 months[1]
	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation (non-InstVV MRTs)
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
2022	Annual Awards	1/4: 12 months[1]	Select employees as annual
		1/4: 24 months[1]	performance-based
		1/4: 36 months[1]	compensation (InstVV MRTs)
1/4: 48 months[1]
	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation (non-InstVV MRTs)
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
2021	Annual Awards	1/4: 12 months[1]	Select employees as annual
		1/4: 24 months[1]	performance-based
		1/4: 36 months[1]	compensation (InstVV MRTs)
1/4: 48 months[1]
	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation (non-InstVV MRTs)
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
2020	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
1/5: 48 months[1]
1/5: 60 months[1]
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
2019	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Performance Share Unit Award	1/3: March 2022[1]	Members of the Executive Board
	(one-off IPO related award granted in 2019)	1/3: March 2023[1]
1/3: March 2024[1]
2018	Performance Share Unit Award	1/3: March 2022[1]	Select Senior Managers
	(one-off IPO related award )[1]	1/3: March 2023[1]
1/3: March 2024[1]
	SAR Award (one-off IPO related award)	For non-MRTs: 1 June 2021[3]	all DWS employees[2]
For MRTs: 1 March 2023[1,3]
[1]Depending on their individual regulatory status, a six month retention period (AIFMD/UCITS MRTs) or a twelve month retention period (InstVV, and/or IFD MRTs starting from 2023) applies after vesting
[2]Unless the employee received Performance Share Unit Award
[3]For outstanding awards, a 4-year exercise period applies following vesting/retention period

Movements in DWS Share Award	The following table sets out the movements in share award units.

	DWS Equity Plan		DWS SAR Plan
	2025	2024	2025		2024
Share units (in thousands)	Number of Awards	Number of Awards	Number of Awards	Weighted- average exercise price	Number of Awards	Weighted- average exercise price
Outstanding at beginning of year	2,017	2,377	367	€22.33	735	€24.65
Granted	699	938	—		35	22.33
Issued or Exercised	(1,007)	(1,342)	(305)	€22.33	(369)	€24.35
Forfeited	(29)	(41)	—		—	€—
Expired	—	—	(38)	€22.33	(18)	€23.40
Other Movements	46	86	—	€22.33	(16)	€22.33
Outstanding at end of year	1,726	2,017	23	€22.33	367	€22.33
Of which, exercisable	—	—	23	€22.33	367	€22.33

DWS Awards Granted Released and Remaining	The following table sets out key information regarding awards granted, released and remaining in the year.

	2025			2024
	Weighted average fair value per award granted in year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years
DWS Equity Plan	37.92	49.18	1.45	31.59	35.79	1.4
DWS SAR Plan	0	48.73	1.73	13.4	38.78	0.8

DWS Share based Plans

	Measurement date Dec 31, 2025	Measurement date Dec 31, 2024
Units (in thousands)	23	367
Fair value	€34.36	€17.72
Share price	€56.50	€39.80
Exercise price	€22.33	€22.33
Expected volatility (weighted-average)	33%	33%
Expected life (weighted-average) in years	1.7	0.8
Expected dividends (% of income)	65%	65%

Breakdown of Benefit Obligation

	Dec 31, 2025
in € m.	Germany	U.K.	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	2,816	210	202	699	3,927
Participants in deferred status	1,673	1,135	470	82	3,360
Participants in payment status	4,860	1,333	417	218	6,828
Total defined benefit obligation	9,349	2,678	1,089	999	14,115
Fair value of plan assets	9,632	3,505	944	1,158	15,239
Funding ratio (in %)	103%	131%	87%[1]	116%	108%
1U.S. Total defined benefit obligation is inclusive of the unfunded U.S. Medicare Plan € 105 million in addition to defined benefit pension plans. The U.S. defined benefit pension funding ratio excluding Medicare is 96%

	Dec 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	3,084	272	229	715	4,300
Participants in deferred status	1,805	1,321	526	84	3,736
Participants in payment status	5,075	1,210	461	229	6,975
Total defined benefit obligation	9,964	2,803	1,216	1,028	15,011
Fair value of plan assets	10,237	3,678	1,050	1,141	16,106
Funding ratio (in %)	103%	131%	86%[1]	111%	107%
1U.S. Total defined benefit obligation is inclusive of the unfunded U.S. Medicare Plan € 120 million in addition to defined benefit pension plans. The U.S. defined benefit pension funding ratio excluding Medicare is 96%

Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows)

in € m.	Germany	U.K.	U.S.	Other	Total
Actual benefit payments 2025	554	109	89	72	824
Benefits expected to be paid 2026	580	131	78	72	861
Benefits expected to be paid 2027	582	139	77	72	870
Benefits expected to be paid 2028	601	148	83	70	902
Benefits expected to be paid 2029	616	160	84	72	932
Benefits expected to be paid 2030	630	165	81	70	946
Benefits expected to be paid 2031 - 2035	3,221	891	418	392	4,922
Weighted average duration of defined benefit obligation (in years)	10	12	9	9	10

Defined Benefit Obligation Actuarial Assumptions

	December 31, 2025				December 31, 2024
	Germany	U.K.	U.S.[1]	Other	Germany	U.K.	U.S.[1]	Other
Discount rate (in %)	4.06%	5.54%	5.22%	3.52%	3.52%	5.48%	5.51%	3.20%
Rate of price inflation (in %)	2.02%	3.17%	2.30%	1.51%	2.06%	3.46%	2.20%	1.60%
Rate of nominal increase in future compensation levels (in %)	2.20%	3.17%	2.40%	3.10%	2.25%	3.46%	2.30%	2.96%
Rate of nominal increase for pensions in payment (in %)	2.02%	2.96%	2.30%	0.55%	2.06%	3.18%	2.20%	0.59%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	21.5	23.5	22.7	22.1	21.5	23.2	22.1	22.0
For a female aged 65 at measurement date	22.9	25.1	23.9	24.1	23.7	25.1	23.5	24.1
For a male aged 45 at measurement date	22.8	24.8	24.0	23.7	22.8	24.4	23.5	23.6
For a female aged 45 at measurement date	24.0	26.5	25.3	25.6	24.8	26.4	24.9	25.6

Mortality tables applied	2025 Modified Richttafel n Heubeck 2018G	SAPS4 Light/Very Light with CMI 2024 projection s	PRI-2012 with adjusted MP-2021 projection	Country specific tables	2019 Modified Richttafel n Heubeck 2018G	SAPS3 Light/Very Light with CMI 2023 projection s	PRI-2012 with MP-2021 projection	Country specific tables
[1]Cash balance interest crediting rate in line with the 30-year U.S. government bond yield

Reconciliation in Movement of Liabilities and Assets - Impact on Financial Statements	Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements

	2025
in € m.	Germany	U.K.	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	9,964	2,803	1,216	1,028	15,011
Defined benefit cost recognized in Profit & Loss
Current service cost	106	7	6	39	158
Interest cost	343	145	59	31	578
Past service cost and gain or loss arising from settlements	14	2	—	12	28
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(517)	(87)	28	(25)	(601)
Actuarial gain or loss arising from changes in demographic assumptions	(56)	1	9	1	(45)
Actuarial gain or loss arising from experience	54	64	5	14	137
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Benefits paid	(554)	(109)	(89)	(73)	(825)
Payments in respect to settlements	—	—	—	(6)	(6)
Acquisitions/Divestitures	(6)	—	—	—	(6)
Exchange rate changes	—	(148)	(145)	(38)	(331)
Other	—	—	—	—	—
Balance, end of year	9,349	2,678	1,089	999	14,115
thereof:
Unfunded	—	8	122	62	192
Funded	9,349	2,670	967	937	13,923

Change in fair value of plan assets:
Balance, beginning of year	10,237	3,678	1,050	1,141	16,106
Defined benefit cost recognized in Profit & Loss
Interest income	354	191	51	34	630
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(443)	(58)	28	21	(452)
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Contributions by the employer	43	—	19	47	109
Benefits paid[1]	(554)	(109)	(76)	(65)	(804)
Payments in respect to settlements	—	—	—	—	—
Acquisitions/Divestitures	(6)	—	—	—	(6)
Exchange rate changes	—	(194)	(126)	(35)	(355)
Other	—	—	—	—	—
Plan administration costs	—	(3)	(2)	(1)	(6)
Balance, end of year	9,632	3,505	944	1,158	15,239
Funded status, end of year	283	827	(145)	159	1,124

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	—	—	—	(111)	(111)
Interest cost	—	—	—	(1)	(1)
Changes in irrecoverable surplus	—	—	—	(32)	(32)
Exchange rate changes	—	—	—	(1)	(1)
Balance, end of year	—	—	—	(145)	(145)

Net asset (liability) recognized	283	827	(145)	14	979[2]

Fair value of reimbursement rights	—	—	—	3	3
[1]For funded plans only
[2]Thereof € 1.2 billion recognized in Other assets and € 261 millionin Other liabilities

	2024
in € m.	Germany	U.K.	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	10,504	3,026	1,172	979	15,681
Defined benefit cost recognized in Profit & Loss
Current service cost	119	8	7	37	171
Interest cost	343	137	58	32	570
Past service cost and gain or loss arising from settlements	14	1	—	—	15
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(549)	(398)	(13)	13	(947)
Actuarial gain or loss arising from changes in demographic assumptions	—	10	—	3	13
Actuarial gain or loss arising from experience	71	(12)	(1)	11	69
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Benefits paid	(539)	(113)	(85)	(62)	(799)
Payments in respect to settlements	—	—	—	—	—
Acquisitions/Divestitures	—	—	—	—	—
Exchange rate changes	—	142	78	(1)	219
Other	—	2	—	—	2
Balance, end of year	9,964	2,803	1,216	1,028	15,011
thereof:
Unfunded	—	10	139	68	217
Funded	9,964	2,793	1,077	960	14,794

Change in fair value of plan assets:
Balance, beginning of year	10,532	3,912	1,003	1,071	16,518
Defined benefit cost recognized in Profit & Loss
Interest income	350	177	50	34	611
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(148)	(479)	4	34	(589)
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Contributions by the employer	41	—	—	36	77
Benefits paid[1]	(539)	(112)	(71)	(54)	(776)
Payments in respect to settlements	—	—	—	—	—
Acquisitions/Divestitures	—	—	—	—	—
Exchange rate changes	—	185	67	4	256
Other	—	—	—	1	1
Plan administration costs	—	(5)	(3)	(1)	(9)
Balance, end of year	10,237	3,678	1,050	1,141	16,106
Funded status, end of year	273	875	(166)	113	1,095

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	—	—	—	(102)	(102)
Interest cost	—	—	—	(1)	(1)
Changes in irrecoverable surplus	—	—	—	(9)	(9)
Exchange rate changes	—	—	—	1	1
Balance, end of year	—	—	—	(111)	(111)

Net asset (liability) recognized	273	875	(166)	2	984[2]

Fair value of reimbursement rights	—	—	—	3	3
[1]For funded plans only
[2]Thereof € 1.3 billion recognized in Other assets and € 317 million in Other liabilities

Plan Asset Allocation

	December 31, 2025					December 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Total	Germany	U.K.	U.S.	Other	Total
Cash and cash equivalents	431	137	(18)	60	610	305	163	3	66	537
Equity instruments[1]	1,189	124	89	280	1,682	1,060	—	111	256	1,427
Investment-grade bonds[2]
Government	1,608	168	288	196	2,260	1,814	77	277	214	2,382
Non-government bonds	3,817	358	429	360	4,964	4,090	531	474	358	5,453
Non-investment-grade bonds
Government	96	—	4	5	105	86	—	4	4	94
Non-government bonds	359	43	9	23	434	380	17	19	25	441
Securitized and other Debt Investments	32	48	46	19	145	37	21	85	16	159
Insurance	—	2,626	—	18	2,644	—	2,756	—	16	2,772
Alternatives
Real estate	632	—	—	104	736	719	—	—	99	818
Commodities	77	—	—	4	81	54	—	—	2	56
Private equity	—	—	—	—	—	—	—	—	4	4
Other[3]	945	—	—	65	1,010	989	—	—	60	1,049
Derivatives (Market Value)
Interest rate	443	—	(29)	11	425	730	113	(49)	13	807
Credit	(12)	—	36	—	24	(18)	—	57	—	39
Inflation	—	—	—	11	11	—	—	—	14	14
Foreign exchange	15	1	—	2	18	(17)	—	—	(6)	(23)
Other	—	—	90	—	90	8	—	69	—	77
Total fair value of plan assets	9,632	3,505	944	1,158	15,239	10,237	3,678	1,050	1,141	16,106
[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g., the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
[3]This position contains commingled funds which could not be segregated into the other asset categories

Plan Asset Allocation Level 1	The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e., Level 1 assets in accordance with IFRS 13.

	December 31, 2025					December 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Total	Germany	U.K.	U.S.	Other	Total
Cash and cash equivalents[1]	56	16	(18)	9	63	(118)	(56)	3	12	(159)
Equity instruments[2]	868	124	89	56	1,137	757	—	110	45	912
Investment-grade bonds[3]
Government	558	168	268	57	1,051	599	77	256	52	984
Non-government bonds	—	—	—	—	—	—	—	—	—	—
Non-investment-grade bonds
Government	5	—	—	—	5	2	—	1	—	3
Non-government bonds	—	—	—	—	—	—	—	—	—	—
Securitized and other Debt Investments	—	19	—	—	19	—	—	—	—	—
Insurance	—	—	—	—	—	—	—	—	—	—
Alternatives
Real estate	—	—	—	—	—	—	—	—	—	—
Commodities	—	—	—	—	—	—	—	—	—	—
Private equity	—	—	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—	—	—
Derivatives (Market Value)
Interest rate	—	—	(32)	—	(32)	—	—	(57)	—	(57)
Credit	—	—	—	—	—	—	—	—	—	—
Inflation	—	—	—	—	—	—	—	—	—	—
Foreign exchange	—	—	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	8	—	—	—	8
Total fair value of quoted plan assets	1,487	327	307	122	2,243	1,248	21	313	109	1,691
[1]Negative amounts relate to short-term liabilities
[2]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g., the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[3]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A

Regional Asset Break Down	The following tables show the asset allocation of the “quoted” and “other” defined benefit plan assets by key geography in which they are invested.

	Dec 31, 2025
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(26)	135	(5)	465	19	22	610
Equity instruments	74	102	568	497	354	87	1,682
Government bonds (investment-grade and above)	329	166	307	860	135	463	2,260
Government bonds (non-investment-grade)	—	—	—	6	—	99	105
Non-government bonds (investment-grade and above)	533	441	1,809	1,608	507	66	4,964
Non-government bonds (non-investment-grade)	4	20	27	378	3	2	434
Securitized and other Debt Investments	18	31	45	22	28	1	145
Subtotal	932	895	2,751	3,836	1,046	740	10,200
Share (in %)	9%	9%	27%	38%	10%	7%	100%
Other asset categories							5,039
Fair value of plan assets							15,239

	Dec 31, 2024
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(20)	172	30	311	20	24	537
Equity instruments	29	30	818	345	150	55	1,427
Government bonds (investment-grade and above)	376	77	300	980	207	442	2,382
Government bonds (non-investment-grade)	2	—	1	—	—	91	94
Non-government bonds (investment-grade and above)	500	632	1,843	2,021	392	65	5,453
Non-government bonds (non-investment-grade)	26	27	22	359	3	4	441
Securitized and other Debt Investments	23	21	83	15	17	—	159
Subtotal	936	959	3,097	4,031	789	681	10,493
Share (in %)	9%	9%	30%	38%	8%	6%	100%
Other asset categories							5,613
Fair value of plan assets							16,106

Sensitivity Analysis on Funded Status

	December 31, 2025				December 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Germany	U.K.	U.S.	Other
Interest rate (–50 bps):
(Increase) in DBO	(455)	(165)	(25)	(40)	(525)	(210)	(25)	(45)
Expected increase in plan assets[1]	415	150	15	15	465	225	20	15
Expected net impact on funded status (de-) increase	(40)	(15)	(10)	(25)	(60)	15	(5)	(30)

Interest rate (+50 bps):
Decrease in DBO	435	155	25	40	500	195	25	40
Expected (decrease) in plan assets[1]	(415)	(140)	(15)	(15)	(465)	(205)	(20)	(15)
Expected net impact on funded status (de-) increase	20	15	10	25	35	(10)	5	25

Credit spread (–50 bps):
(Increase) in DBO	(455)	(165)	(50)	(45)	(525)	(210)	(55)	(50)
Expected increase in plan assets[1]	285	155	30	10	305	220	35	10
Expected net impact on funded status (de-) increase	(170)	(10)	(20)	(35)	(220)	10	(20)	(40)

Credit spread (+50 bps):
Decrease in DBO	435	155	45	45	500	195	50	45
Expected (decrease) in plan assets[1]	(285)	(145)	(30)	(10)	(305)	(200)	(35)	(10)
Expected net impact on funded status (de-) increase	150	10	15	35	195	(5)	15	35

Rate of price inflation (–50 bps):[2]
Decrease in DBO	140	115	5	10	165	150	5	10
Expected (decrease) in plan assets[1]	(180)	(120)	—	(5)	(260)	(150)	—	(5)
Expected net impact on funded status (de-) increase	(40)	(5)	5	5	(95)	—	5	5

Rate of price inflation (+50 bps):[2]
(Increase) in DBO	(250)	(115)	(5)	(10)	(280)	(160)	(5)	(10)
Expected increase in plan assets[1]	180	120	—	5	260	160	—	5
Expected net impact on funded status (de-) increase	(70)	5	(5)	(5)	(20)	—	(5)	(5)

Rate of real increase in future compensation levels (–50 bps):
Decrease in DBO, net impact on funded status	20	—	—	10	25	5	—	10

Rate of real increase in future compensation levels (+50 bps):
(Increase) in DBO, net impact on funded status	(20)	—	—	(10)	(25)	(5)	—	(10)

Longevity improvements by 10%:[3]
(Increase) in DBO	(190)	(55)	(20)	(10)	(205)	(60)	(20)	(10)
Expected increase in plan assets	—	55	—	—	—	55	—	—
Expected net impact on funded status (de-) increase	(190)	—	(20)	(10)	(205)	(5)	(20)	(10)
[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the U.K., the U.S., Channel Islands, Switzerland and
Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation
[2]Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption
[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy

Expected Cash Flows	The following table shows expected cash flows for post-employment benefits in 2026, including contributions to the
Group’s external pension trusts in respect of funded plans, direct payment to beneficiaries in respect of unfunded plans, as well as contributions to defined contribution plans.

2026
in € m.	Total
Expected contributions to
Defined benefit plan assets	95
BVV	60
Other defined contribution plans	280
Expected benefit payments for unfunded defined benefit plans	20
Expected total cash flow related to post-employment benefits	455

Expenses for Defined Benefit Plans (Impact on Expense)	The following table presents a breakdown of specific expenses according to the requirements of IAS 19 and IFRS 2.

in € m.	2025	2024	2023
Expenses for defined benefit plans:
Service cost[1]	173	171	164
Net interest cost (income)	(51)	(40)	(45)
Total expenses defined benefit plans	122	131	119
Expenses for defined contribution plans:
BVV	60	61	55
Other defined contribution plans	280	282	265
Total expenses for defined contribution plans	341	343	320
Total expenses for post-employment benefit plans	462	474	439
Employer contributions to state-mandated pension plans
Pensions related payments social security in Germany	243	232	218
Contributions to pension fund for Postbank´s postal civil servants	55	51	57
Further pension related state-mandated benefit plans	260	258	248
Total employer contributions to state-mandated benefit plans	557	541	523
Expenses for share-based payments:
Expenses for share-based payments, equity settled[2]	493	426	436
Expenses for share-based payments, cash settled[2]	86	64	43
Expenses for cash retention plans[2]	459	471	448
Expenses for severance payments[3]	162	487	293
[1]Severance related items under Service Costs are reclassified to Expenses for Severance payments
[2]Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses
[3]Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments